INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD	12 Months Ended
Dec. 31, 2018
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD

NOTE 13 – INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD

13.1        Balances

Investments in associates using equity method of accounting are detailed as follows:

		Country of	Functional	Carrying Value		Percentage interest
Taxpayer ID	Name	Incorporation	Currency	12.31.2018	12.31.2017	12.31.2018	12.31.2017
				ThCh$	ThCh$	%	%
86.881.400-4	Envases CMF S.A. (1)	Chile	Chilean peso	18,743,604	18,528,567	50.00%	50.00%
Foreign	Leão Alimentos e Bebidas Ltda. (2)	Brazil	Brazilian real	21,727,894	22,163,333	10.26%	10.26%
Foreign	Kaik Participações Ltda. (2)	Brazil	Brazilian real	1,228,256	1,228,350	11.32%	11.32%
Foreign	SRSA Participações Ltda.	Brazil	Brazilian real	94,706	189,290	40.00%	40.00%
Foreign	Sorocaba Refrescos S.A.	Brazil	Brazilian real	22,979,029	23,079,130	40.00%	40.00%
Foreign	Trop Frutas do Brasil Ltda. (2)	Brazil	Brazilian real	6,244,839	6,359,428	7.52%	7.52%
76.572.588-7	Coca Cola del Valle New Ventures S.A.	Chile	Chilean peso	31,392,617	15,260,971	35.00%	35.00%
	Total			102,410,945	86,809,069
(1)

In these company, regardless of the percentage of ownership interest, it was determined that no controlling interest was held, only a significant influence, given that there was not a majority vote of the Board of Directors to make strategic business decisions.

(2)	In these companies, regardless of the percentage of ownership interest held, the Company has significant influence, given that it has a representative on each entity’s Board of Directors.

13.2        Movement

The movement of investments in associates accounted for using the equity method is shown below:

Details	12.31.2018	12.31.2017	12.31.2016
	ThCh$	ThCh$	ThCh$
Opening Balance	86,809,069	77,197,781	54,190,546
Other Invesment increases in associates (Capital Contributions to Leao Alimentos e Bebidas Ltda and Coca Cola del Valle New Ventures S.A.)	15,615,466	15,570,161	17,586,575
Dividends received	(403,414)	(1,540,090)	(750,806)
Share in operating income	2,194,144	932,340	396,764
Unrealized income	85,268	85,268	85,266
Increase (Decrease) due to foreign currency translation differences	(1,889,588)	(5,436,391)	5,689,436
Ending Balance	102,410,945	86,809,069	77,197,781

The main movements for the fiscal years ended December 31, 2018 and 2017, are the following:

•	During fiscal years 2018 and 2017, Embotelladora Andina S.A. made capital contributions in Coca-Cola del Valle New Ventures S.A. in the amount of ThCh$15,615,466 and ThCh$10,185,000.
•

During fiscal years 2018 and 2017, Envases CMF S.A., agreed to distribute dividends in the amount of  thCh$403,414 and ThCh$1,540,090, respectively. Embotelladora Andina S.A. participates in those dividends pursuant to its ownership interest.

•	During fiscal years 2018 and 2017 Sorocaba Refrescos S.A. did not distribute dividends.
•

During fiscal year 2017, Leão Alimentos e Bebidas Ltda. carried out capital increases. Rio de Janeiro Refrescos Ltda. participated in these capital increases pursuant to its ownership interest for amounts of ThCh$5,385,161.

13.3        Reconciliation of share of profit in investments in associates:

Details	12.31.2018	12.31.2017	12.31.2016
	ThCh$	ThCh$	ThCh$
Share of profit of investment accounted for using the equity method	2,194,144	932,340	396,764

Unrealized earnings in inventory acquired from associates and not sold at the end of period, presented as a discount in the respective asset account (containers and/or inventories)	(868,233)	(1,097,968)	(744,612)
Amortization of Fair Value in Envases CMF S.A.	85,268	85,268	85,266
Income Statement Balance	1,411,179	(80,360)	(262,582)

13.4        Summary financial information of associates:

The following table presents summarized information regarding the Company´s equity investees as of December 31, 2018:

					Leão
			Kaik	SRSA	Alimentos e	Trop Frutas	Coca-
	Envases	Sorocaba	Participaçōes	Participaçōes	Bebidas	do Brasil	Cola del Valle
	CMF S.A.	Refrescos S.A.	Ltda.	Ltda.	Ltda.	Ltda.	New Ventures S.A.
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Total assets	78,714,139	106,598,837	10,850,626	513,823	257,149,411	96,963,355	101,275,213
Total liabilities	40,800,603	49,151,318	34	277,055	57,538,296	21,568,158	11,582,021
Total revenue	53,073,645	57,570,452	348,705	233,182	161,749,228	12,169,188	2,673,496
Net income (loss) of associate	1,086,050	936,360	348,705	233,182	2,000,217	7,753,517	1,506,540

Reporting date	12-31-2018	11-30-2018	11-30-2018	11-30-2018	11-30-2018	11-30-2018	12-31-2018

The following table presents summarized information regarding the Company´s equity investees as of December 31, 2017:

					Leão
			Kaik	SRSA	Alimentos e	Trop Frutas	Coca-
	Envases	Sorocaba	Participaçōes	Participaçōes	Bebidas	do Brasil	Cola del Valle
	CMF S.A.	Refrescos S.A.	Ltda.	Ltda.	Ltda.	Ltda.	New Ventures S.A.
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Total assets	74,308,406	111,697,833	10,851,460	473,226	282,895,158	88,327,243	48,190,779
Total liabilities	36,654,412	54,000,005	35	—	79,689,080	11,407,361	4,594,308
Total revenue	49,924,142	52,507,920	—	469,509	198,216,570	3,345,146	—
Net income (loss) of associate	2,405,060	(1,541,788)	(137,007)	469,509	(157,266)	1,927,488	(248,532)

Reporting date	12-31-2017	12-31-2017	12-31-2017	12-31-2017	12-31-2017	12-31-2017	11-30-2017